FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
FAIR VALUE OF ASSETS AND LIABILITIES
Schedule of carrying amount and the fair value of the assets and liabilities
The following table presents the carrying amount and the fair value of the assets and liabilities as of December 31, 2025, and 2024:

	Note	December 31, 2025(1)		December 31, 2024
		Carrying amount	Fair Value	Carrying amount	Fair Value
In millions of COP
Assets
Debt instruments at fair value through profit or loss	5.1	23,459,380	23,459,380	23,035,281	23,035,281
Debt instruments at fair value through OCI	5.1	3,551,348	3,551,348	5,084,416	5,084,416
Debt instruments at amortized cost	5.1	5,812,624	5,836,484	8,404,878	8,403,740
Derivative financial instruments	5.2	4,417,863	4,417,863	2,938,142	2,938,142
Equity securities at fair value	5.1	1,463,622	1,463,622	1,011,310	1,011,310
Other financial instruments	5.1	30,285	30,285	34,385	34,385
Loans and advances to customers at amortized cost, net	6	243,100,035	275,626,425	263,274,170	269,345,583
Investment properties	9	6,595,407	6,595,407	5,580,109	5,580,109
Investments in associates(2)	8	2,041,402	2,041,402	1,830,884	1,830,884
Total		290,471,966	323,022,216	311,193,575	317,263,850
Liabilities
Deposits by customers	15	264,413,956	264,953,910	279,059,401	279,463,012
Interbank deposits	16	30,102	30,102	716,493	716,493
Repurchase agreements and other similar secured borrowing	16	676,047	676,047	1,060,472	1,060,472
Derivative financial instruments	5.2	4,514,630	4,514,630	2,679,643	2,679,643
Borrowings from other financial institutions	17	9,356,428	9,356,428	15,689,532	15,689,532
Preferred shares		583,477	324,260	584,204	407,174
Debt instruments in issue	18	7,409,693	7,627,543	11,275,216	11,389,498
Total		286,984,333	287,482,920	311,064,961	311,405,824
(1)The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.
(2)It corresponds to investments in associates P.A. Viva Malls, P.A. Distrito Vera, P.A. Lote Palermo, and Fideicomiso Locales Distrito Vera. For further information see Note 8. Investments in associates and joint ventures.

Schedule of fair-value hierarchy levels the Bank's assets that are measured at fair value on a recurring basis
The following table presents for each level of the fair value hierarchy levels the Cibest Corporate Group’s assets and liabilities measured at fair value on a recurring basis as of December 31, 2025, and 2024:

Financial Assets
Type of instrument	December 31, 2025(1)				December 31, 2024
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Investment securities
Debt instruments at fair value through profit or loss
Securities issued by the Colombian Government	10,176,528	2,436,729	2,423	12,615,680	10,625,153	1,019,028	-	11,644,181
Securities issued or secured by government entities	-	152,574	-	152,574	-	118,760	-	118,760
Securities issued by other financial institutions	206,151	550,010	69,173	825,334	140,703	513,040	77,821	731,564
Securities issued by foreign governments	6,350,052	3,426,269	-	9,776,321	6,191,395	4,092,055	-	10,283,450
Corporate bonds	4,247	55,511	29,713	89,471	124,812	98,255	34,259	257,326
Total debt instruments at fair value through profit or loss	16,736,978	6,621,093	101,309	23,459,380	17,082,063	5,841,138	112,080	23,035,281
Debt instruments at fair value through OCI
Securities issued by the Colombian Government	-	-	2,625,566	2,625,566	35,570	-	2,648,355	2,683,925
Securities issued by other financial institutions	-	63,624	-	63,624	119,479	107,614	49,744	276,837
Securities issued by foreign governments	-	-	-	-	368,736	1,115,810	-	1,484,546
Corporate bonds	-	349,647	512,511	862,158	60,922	747	577,439	639,108
Total debt instruments at fair value through OCI	-	413,271	3,138,077	3,551,348	584,707	1,224,171	3,275,538	5,084,416
Total debt instruments	16,736,978	7,034,364	3,239,386	27,010,728	17,666,770	7,065,309	3,387,618	28,119,697
Equity securities
Equity securities	50,909	624,781	787,932	1,463,622	31,086	262,351	717,873	1,011,310
Total equity securities	50,909	624,781	787,932	1,463,622	31,086	262,351	717,873	1,011,310
Other financial assets
Other financial assets	-	-	30,285	30,285	-	-	34,385	34,385
Total other financial assets	-	-	30,285	30,285	-	-	34,385	34,385
Derivative financial instruments
Forwards
Foreign exchange contracts	-	2,131,966	763,486	2,895,452	-	617,961	466,869	1,084,830
Equity contracts	-	34,367	24,773	59,140	-	298	51,347	51,645
Total forwards	-	2,166,333	788,259	2,954,592	-	618,259	518,216	1,136,475
Swaps
Foreign exchange contracts	-	905,862	162,878	1,068,740	-	1,200,777	262,479	1,463,256
Interest rate contracts	136,560	129,082	12,812	278,454	105,560	114,980	15,493	236,033
Total swaps	136,560	1,034,944	175,690	1,347,194	105,560	1,315,757	277,972	1,699,289
Options
Foreign exchange contracts	-	51,739	64,338	116,077	161	36,207	66,010	102,378
Total options	-	51,739	64,338	116,077	161	36,207	66,010	102,378
Total derivative financial instruments	136,560	3,253,016	1,028,287	4,417,863	105,721	1,970,223	862,198	2,938,142
Investment properties
Lands	-	-	563,185	563,185	-	-	499,833	499,833
Buildings	-	-	6,032,222	6,032,222	-	-	5,080,276	5,080,276
Total investment properties	-	-	6,595,407	6,595,407	-	-	5,580,109	5,580,109
Investment in associates at fair value
Investment in associates at fair value	-	-	2,041,402	2,041,402	-	-	1,830,884	1,830,884
Total investment in associates at fair value	-	-	2,041,402	2,041,402	-	-	1,830,884	1,830,884
Total	16,924,447	10,912,161	13,722,699	41,559,307	17,803,577	9,297,883	12,413,067	39,514,527
(1)The accumulated value as of December 31, 2025 includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.

Schedule of fair-value hierarchy levels the Bank's liabilities that are measured at fair value on a recurring basis

Financial liabilities
Type of instrument	December 31, 2025(1)				December 31, 2024
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Derivative financial instruments
Forwards
Foreign exchange contracts	-	1,514,575	1,205,024	2,719,599	-	885,520	86,775	972,295
Equity contracts	-	547	7,616	8,163	-	89	1,278	1,367
Total forwards	-	1,515,122	1,212,640	2,727,762	-	885,609	88,053	973,662
Swaps
Foreign exchange contracts	-	1,133,648	135,106	1,268,754	-	1,264,593	67,838	1,332,431
Interest rate contracts	135,242	161,742	74,195	371,179	102,701	160,721	27,646	291,068
Total swaps	135,242	1,295,390	209,301	1,639,933	102,701	1,425,314	95,484	1,623,499
Options
Foreign exchange contracts	224	36,466	110,245	146,935	421	82,061	-	82,482
Total options	224	36,466	110,245	146,935	421	82,061	-	82,482
Total derivative financial instruments	135,466	2,846,978	1,532,186	4,514,630	103,122	2,392,984	183,537	2,679,643
Total	135,466	2,846,978	1,532,186	4,514,630	103,122	2,392,984	183,537	2,679,643
(1)The accumulated value as of December 31, 2025 includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.

Schedule of fair-value hierarchy levels the Bank's assets and liabilities that are not measured at fair value in the statement of financial position
The following table presents for each of the fair-value hierarchy levels the Cibest Corporate Group’s assets and liabilities that are not measured at fair value in the Consolidated Statement of Financial Position, but for which the fair value is disclosed at December 31, 2025, and December 31, 2024:

Assets
Type of instrument	December 31, 2025(1)				December 31, 2024
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Debt instruments
Securities issued by the Colombian Government	141,524	-	-	141,524	156,209	-	-	156,209
Securities issued or secured by government entities	-	43,771	4,094,247	4,138,018	-	46,272	3,326,959	3,373,231
Securities issued by other financial institutions	129,128	93,521	52,231	274,880	284,281	57,091	250,508	591,880
Securities issued by foreign governments	189,057	150,587	-	339,644	412,579	227,076	-	639,655
Corporate bonds	642,074	9,623	290,721	942,418	1,050,588	14,017	2,578,160	3,642,765
Total – Debt instruments	1,101,783	297,502	4,437,199	5,836,484	1,903,657	344,456	6,155,627	8,403,740
Loans and advances to customers, net	-	-	275,626,425	275,626,425	-	-	269,345,583	269,345,583
Total	1,101,783	297,502	280,063,624	281,462,909	1,903,657	344,456	275,501,210	277,749,323
(1)The accumulated value as of December 31, 2025 includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.

Liabilities
Type of instruments	December 31, 2025(1)				December 31, 2024
	Fair value hierarchy			Total fair value	Fair value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Deposits by customers	-	64,471,127	200,482,783	264,953,910	-	60,894,992	218,568,020	279,463,012
Interbank deposits	-	-	30,102	30,102	-	-	716,493	716,493
Repurchase agreements and other similar secured borrowing	-	-	676,047	676,047	-	-	1,060,472	1,060,472
Borrowings from other financial institutions	-	-	9,356,428	9,356,428	-	-	15,689,532	15,689,532
Debt instruments in issue	5,030,129	1,372,155	1,225,259	7,627,543	5,811,412	2,669,991	2,908,095	11,389,498
Preferred shares	-	-	324,260	324,260	-	-	407,174	407,174
Total	5,030,129	65,843,282	212,094,879	282,968,290	5,811,412	63,564,983	239,349,786	308,726,181
(1)The accumulated value as of December 31, 2025 includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.

Schedule of Items Measured at fair value on a non-recurring basis	The following breakdown sets out the fair value hierarchy of assets classified by type:

	December 31, 2025				December 31, 2024
Type of instruments	Fair-value hierarchy			Total fair value	Fair-value hierarchy			Total fair value
	Level 1	Level 2	Level 3		Level 1	Level 2	Level 3
In millions of COP
Machinery and equipment	-	-	5,622	5,622	-	-	10,085	10,085
Real estate for residential purposes	-	-	4,584	4,584	-	-	133,863	133,863
Real estate different from residential properties	-	-	136	136	-	-	29,794	29,794
Discontinued operation	-	-	5,947,838	5,947,838	-	-	-	-
Total	-	-	5,958,180	5,958,180	-	-	173,742	173,742
(1)The accumulated value as of December 31, 2025 includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.

Reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs
The table below presents reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs at December 31, 2025, and 2024:
As of December 31, 2025

Type of instruments	Balance, January 1, 2025	Included in earnings	OCI	Purchases	Settlement	Reclassifications(2)	Prepaids	Transfers in to level 3	Transfers out of level 3	Reclassification to assets held for sale(1)	Balance, December 31, 2025(1)
In millions of COP
Assets
Debt instruments at fair value though profit or loss										-
Securities issued by the Colombian Government	-	149	-	2,274	-	-	-	-	-	-	2,423
Securities issued or secured by other financial entities	77,821	4,103	-	100	(8,499)	-	(4,800)	11,570	(11,122)	-	69,173
Corporate bonds	34,259	(25)	-	4,327	(18,591)	-	-	9,743	-	-	29,713
Total	112,080	4,227	-	6,701	(27,090)	-	(4,800)	21,313	(11,122)	-	101,309
Debt instruments at fair value through OCI
Securities issued by the Colombian Government	2,648,355	-	134,918	2,490,647	(2,648,354)	-	-	-	-	-	2,625,566
Securities issued or secured by other financial entities	49,744	-	-	-	-	-	-	-	(49,744)	-	-
Corporate bonds	577,439	-	(32,888)	-	-	-	-	-	(32,040)	-	512,511
Total	3,275,538	-	102,030	2,490,647	(2,648,354)	-	-	-	(81,784)	-	3,138,077
Derivative financial instruments
Foreign exchange contracts	795,358	113,321	-	855,487	(586,326)	(197,124)	-	13,035	-	(3,049)	990,702
Interest rate contracts	15,493	(3,322)	-	5,683	(2,432)	(626)	-	-	(1,984)	-	12,812
Equity contracts	51,347	-	-	24,773	(51,347)	-	-	-	-	-	24,773
Total	862,198	109,999	-	885,943	(640,105)	(197,750)	-	13,035	(1,984)	(3,049)	1,028,287
Equity securities
Equity securities	717,873	39,067	12,299	173,261	(65,923)	-	-	73,903	-	(162,548)	787,932
Total	717,873	39,067	12,299	173,261	(65,923)	-	-	73,903	-	(162,548)	787,932
Other financial instruments
Other financial instruments	34,385	(6,265)		15,145	(12,980)						30,285
Total	34,385	(6,265)	-	15,145	(12,980)	-	-	-	-	-	30,285
Investment in associates
P.A. Viva malls	1,817,503	173,053	-	-	-	-	-	-	-	-	1,990,556
P.A. Lote Palermo	-	310	-	36,992	(7)	-	-	-	-	-	37,295
P.A. Distrito Vera	13,325	2,341	-	-	(2,261)	-	-	-	-	-	13,405
Fideicomiso Locales Distrito Vera	56	(3)	-	93	-	-	-	-	-	-	146
Total	1,830,884	175,701	-	37,085	(2,268)	-	-	-	-	-	2,041,402
Total Assets	6,832,958	322,729	114,329	3,608,782	(3,396,720)	(197,750)	(4,800)	108,251	(94,890)	(165,597)	7,127,292
Liabilities
Derivative financial instruments
Foreign exchange contracts	154,613	214,520	-	1,322,057	(86,562)	(197,124)	-	42,898	-	(27)	1,450,375
Interest rate contracts	27,646	4,330	-	26,345	(3,863)	(626)	-	20,363	-	-	74,195
Equity contracts	1,278	-	-	7,616	(1,278)	-	-	-	-	-	7,616
Total	183,537	218,850	-	1,356,018	(91,703)	(197,750)	-	63,261	-	(27)	1,532,186
Total liabilities	183,537	218,850	-	1,356,018	(91,703)	(197,750)	-	63,261	-	(27)	1,532,186
(1)The accumulated value as of December 31, 2025, includes the effects of the classification of Banistmo S.A. as an asset held for sale since December 18, 2025. For more information, see Note 1. Reporting Entity, Note 2.D12. Significant Accounting Policies - Assets Held for Sale and Discontinued Operations, and Note 31. Discontinued Operation.
(2)From derivative assets to derivative liabilities classified in level 3 and vice versa..
As of December 31, 2024

Type of instruments	Balance, January 1, 2024	Included in earnings	OCI	Purchases	Settlement	Reclassifications(1)	Prepaids	Transfers in to level 3	Transfers out of level 3	Balance, December 31, 2024
In millions of COP
Assets
Debt instruments at fair value though profit or loss
Securities issued or secured by other financial entities	78,729	2,042	-	14,696	(12,157)	-	(3,117)	3,195	(5,567)	77,821
Corporate bonds	14,284	538	-	2,994	-	-	-	16,443	-	34,259
Total	93,013	2,580	-	17,690	(12,157)	-	(3,117)	19,638	(5,567)	112,080
Debt instruments at fair value through OCI
Securities issued by the Colombian Government	2,664,295	-	157,708	2,490,647	(2,664,295)	-	-	-	-	2,648,355
Securities issued or secured by other financial entities	-	-	(272)	50,016	-	-	-	-	-	49,744
Corporate bonds	-	-	1,892	71,517	-	-	-	504,030	-	577,439
Total	2,664,295	-	159,328	2,612,180	(2,664,295)	-	-	504,030	-	3,275,538
Derivative financial instruments
Foreign exchange contracts	1,384,673	(45,870)	-	592,047	(1,193,801)	(11,487)	-	155,582	(85,786)	795,358
Interest rate contracts	15,621	(2,591)	-	6,910	(3,606)	(138)	-	3,909	(4,612)	15,493
Equity contracts	2,863	-	-	51,347	(2,863)	-	-	-	-	51,347
Total	1,403,157	(48,461)	-	650,304	(1,200,270)	(11,625)	-	159,491	(90,398)	862,198
Equity securities
Equity securities	384,682	48,562	50,303	261,301	(26,973)	-	-	-	(2)	717,873
Total	384,682	48,562	50,303	261,301	(26,973)	-	-	-	(2)	717,873
Other financial instruments
Other financial instruments	38,319	(5,646)	-	1,712	-	-	-	-	-	34,385
Total	38,319	(5,646)	-	1,712	-	-	-	-	-	34,385
Investment in associates
P.A. Viva Malls	1,661,679	155,824	-	-	-	-	-	-	-	1,817,503
P.A. Distrito Vera	9,103	(401)	-	5,186	(563)	-	-	-	-	13,325
Fideicomiso Locales Distrito Vera	-	(5)	-	61	-	-	-	-	-	56
Total	1,670,782	155,418	-	5,247	(563)	-	-	-	-	1,830,884
Total Assets	6,254,248	152,453	209,631	3,548,434	(3,904,258)	(11,625)	(3,117)	683,159	(95,967)	6,832,958
Liabilities
Derivative financial instruments
Foreign exchange contracts	170,798	48,127	-	114,156	(95,051)	(11,487)	-	3,194	(75,124)	154,613
Interest rate contracts	11,078	(50)	-	206	(4,595)	(138)	-	27,432	(6,287)	27,646
Equity contracts	1,852	-	-	1,278	(1,852)	-	-	-	-	1,278
Total	183,728	48,077	-	115,640	(101,498)	(11,625)	-	30,626	(81,411)	183,537
Total liabilities	183,728	48,077	-	115,640	(101,498)	(11,625)	-	30,626	(81,411)	183,537
(1)From derivative assets to derivative liabilities classified in level 3 and vice versa.

Schedule of transfers for all assets and liabilities measured at fair value on a recurring basis between Level 1 and Level 2
The table below presents the transfers for all assets and liabilities measured at fair value on a recurring basis between level 1 and level 2 as of December 31, 2025, and 2024:

	December 31, 2025		December 31, 2024
Type of instruments	Transfers level 1 to level 2	Transfers level 2 to level 1	Transfers level 1 to level 2	Transfers level 2 to level 1
In millions of COP
Debt instruments at fair value though profit or loss
Securities issued by the Colombian Government	36,039	-	202,779	-
Securities issued or secured by foreign government	-	-	26,866	929
Total	36,039	-	229,645	929
Debt instruments at fair value through OCI
Securities issued or secured by foreign government	-	-	467,133	137,884
Total	-	-	467,133	137,884
Equity securities
Equity securities	2	10,018	63,827	-
Total	2	10,018	63,827	-

Schedule of significant unobservable inputs related to the Bank's material categories of Level 3 financial assets and liabilities and the sensitivity of these fair values to reasonably possible alternative assumptions
As of December 31, 2025

Type of instruments	Fair Value	Valuation technique	Significant unobservable input	Range of inputs	Weighted average	Sensitivity 100 basis point increase	Sensitivity 100 basis point decrease
In millions of COP
Debt instruments
Securities issued by other financial institutions
TIPS	64,125	Discounted cash flow	Yield	0.14% to 10.31%	3.06%	62,752	65,538
			Prepayment Speed	n/a	n/a	67,024	n/a
			Prepayment Speed	n/a	n/a	63,704	n/a
Other bonds	5,048	Discounted cash flow	Interest rate	0.32% to 1.10%	0.71%	5,002	5,094
Total securities issued by other financial institutions	69,173
Securities issued by the Colombian Government
Bonds by government entities	2,627,989	Discounted cash flow	Interest rate	0.50% to 0.50%	0.50%	2,619,101	2,640,019
Corporate bonds
Corporate bonds	542,224	Discounted cash flow	Yield	-0.16% to 5.02%	2.43%	497,386	559,495
Total debt instruments	3,239,386
Equity securities
Equity securities	787,932	Price-based	Price	n/a	n/a	n/a	n/a
Other financial instruments
Other financial instruments	30,285	Internal valuation methodology	Internal valuation methodology	n/a	n/a	n/a	n/a
Derivative financial instruments
Forward	(424,381)	Discounted cash flow	Credit spread / Yield	0.00% to 17.10%	(0.24%)	(417,068)	(424,265)
Swaps	(33,611)	Discounted cash flow	Credit spread	0.00% to 7.47%	0.61%	(50,216)	(28,748)
Options	(45,907)	Discounted cash flow	Credit spread	0.01% to 2.13%	0.34%	(45,481)	(46,050)
Total derivative financial instruments	(503,899)
Investment in associates
P.A. Viva Malls	1,990,556	Price-based	Price	n/a	n/a	n/a	n/a
P.A. Lote Palermo	37,295	Price-based	Price	n/a	n/a	n/a	n/a
P.A. Distrito Vera	13,405	Price-based	Price	n/a	n/a	n/a	n/a
Fideicomiso Locales Distrito Vera	146	Price-based	Price	n/a	n/a	n/a	n/a
Total investment in associates	2,041,402
As of December 31, 2024

Type of instruments	Fair Value	Valuation technique	Significant unobservable input	Range of inputs	Weighted average	Sensitivity 100 basis point increase	Sensitivity 100 basis point decrease
In millions of COP
Debt instruments
Securities issued by other financial institutions
			Yield	0.14% to 10.66%	3.61%	61,474	65,164
TIPS	63,280	Discounted cash flow	Prepayment Speed	n/a	n/a	65,081	n/a
			Prepayment Speed	n/a	n/a	60,732	n/a
Other bonds	62,558	Discounted cash flow	Interest rate	0.10% to 1.12%	0.94%	61,003	64,177
Time deposits	1,727	Discounted cash flow	Yield / Interest rate	0.91% to 6.40%	3.36%	1,441	1,772
Total securities issued by other financial institutions	127,565
Securities issued by the Colombian Government
Bonds by government entities	2,648,355	Discounted cash flow	Yield	1.18% to 1.18%	1.18%	2,639,349	2,660,301
Corporate bonds
Corporate bonds	611,698	Discounted cash flow	Yield	0.00% to 5.25%	0.98%	573,929	647,264
Total debt instruments	3,387,618
Equity securities
Equity securities	717,873	Price-based	Price	n/a	n/a	n/a	n/a
Other financial instruments
Other financial instruments	34,385	Internal valuation methodology	Internal valuation methodology	n/a	n/a	n/a	n/a
Derivative financial instruments
Forward	430,163	Discounted cash flow	Credit spread / Interest rate	0.00% to 20.80%	7.05%	429,581	430,753
Swaps	182,488	Discounted cash flow	Credit spread	0.00% to 56.14%	4.03%	166,650	204,677
Options	66,010	Discounted cash flow	Credit spread	0.12% to 34.75%	0.50%	65,512	66,242
Total derivative financial instruments	678,661
Investment in associates
P.A. Viva Malls	1,817,503	Price-based	Price	n/a	n/a	n/a	n/a
P.A. Distrito Vera	13,325	Price-based	Price	n/a	n/a	n/a	n/a
Fideicomiso Locales Distrito Vera	56	Price-based	Price	n/a	n/a	n/a	n/a
Total investment in associates	1,830,884